COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Purchase orders and contracts
COMMITMENTS AND CONTINGENCIES
Capital commitments	$ 11.2	$ 0.6
Severance payments
COMMITMENTS AND CONTINGENCIES
Financial effect	$ 9.7	$ 5.8